Fair Value Measurements (Details) - Recurring basis - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	$ 20,403	$ 16,813
Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	1,344	1,258
Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	718	789
Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	18,341	14,766
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	1,344	1,258
Level 1 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	1,344	1,258
Level 1 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	0	0
Level 1 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	19,059	15,555
Level 2 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	0	0
Level 2 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	718	789
Level 2 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	18,341	14,766
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	0	0
Level 3 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	$ 0	0
Level 3 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets		0
Level 3 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets		$ 0